Capital Structure Management	12 Months Ended
Dec. 31, 2023
Capital Structure Management
Capital Structure Management

Section E — Capital Structure, Financing, and Liquidity

This section describes how SAP manages its capital structure. Our capital management is based on a high equity ratio, modest financial leverage, a well-balanced maturity profile, and deep debt capacity.

(E.1) Capital Structure Management

The primary objective of our capital structure management is to maintain a strong financial profile for investor, creditor, and customer confidence, and to support the growth of our business. We seek to maintain a capital structure that will allow us to continuously cover our funding requirements through the capital markets on reasonable terms and, in so doing, ensure a high level of independence, confidence, and financial flexibility.

SAP’s prime principle of financial risk management is to safeguard liquidity at a level to be able to meet all our financial obligations. In order to support this goal, SAP’s principal use of cash is focused on:

-	Capital expenditure
-	Quick repayment of financial debt
-	Acquisitions and venture activities
-	Payment of dividends
-	Share buy-backs to return excess cash to shareholders

SAP SE’s long-term credit rating is “A2” by Moody’s (positive outlook) and “A+” by S&P Global Ratings (stable outlook).

	12/31/2023		12/31/2022
	€ millions	% of	€ millions	% of	∆ in %
		Total Equity and		Total Equity and
		Liabilities		Liabilities
/ Equity	43,406	64	42,848	59	1
/ Current liabilities	14,642	21	17,453	24	-16
/ Non-current liabilities	10,287	15	11,858	16	-13
/ Liabilities	24,928	36	29,311	41	-15
Thereof financial debt	7,755	11	11,764	16	-34
Thereof lease liabilities	1,621	2	2,140	3	-25
/ Total equity and liabilities	68,335	100	72,159	100	-5

At maturity, we repaid €1,600 million in Eurobonds, €1,450 million in term loans, and €930 million in Commercial Paper in 2023. The ratio of total nominal volume of financial debt to total equity and liabilities decreased 5 pp. Applying IFRS 5, prior-year numbers include amounts attributable to Qualtrics.